Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment
Schedule of property, plant and equipment

	December 31,
	2013	2014
	RMB	RMB	US$
Buildings	3,883,457	4,142,482	667,647
Machinery and equipment	15,089,200	15,038,493	2,423,765
Furniture and fixtures	165,932	146,604	23,628
Motor vehicles	115,443	100,717	16,233
Construction in progress	407,891	285,840	46,069
Total property, plant and equipment	19,661,923	19,714,136	3,177,342
Less: Accumulated depreciation	(4,057,923)	(5,127,821)	(826,454)
Less: Impairment	(2,475,521)	(2,475,521)	(398,982)
Total property, plant and equipment, net	13,128,479	12,110,794	1,951,906

Schedule of depreciation expense allocated to different expense items

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Cost of revenues	1,051,098	1,192,906	1,292,586	208,327
Selling expenses	1,396	1,813	16,475	2,655
General and administrative expenses	55,343	60,029	48,963	7,891
Research and development expenses	30,016	24,573	30,260	4,877
Total depreciation expense	1,137,853	1,279,321	1,388,284	223,750

Schedule of capitalized interest costs as a component of the cost of construction in progress

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Interest cost capitalized	130,967	53,998	8,624	1,390
Interest cost charged against income	897,124	971,597	1,015,871	163,729
Total interest cost incurred	1,028,091	1,025,595	1,024,495	165,119